Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Counterpoint Tactical Equity Fund

Incorporated herein by reference is the definitive version of the supplement for the Counterpoint Tactical Income Fund and Counterpoint Tactical Equity Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 4, 2016, (SEC Accession 0001580642-16-006654).